Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets:
Total assets	¥ 305,228,899	¥ 300,570,312	¥ 297,185,019
Liabilities and shareholder's equity:
Total liabilities	289,244,151	284,924,497
Total shareholders' equity	15,199,548	14,970,182
Total liabilities and equity	305,228,899	300,570,312
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	203,713	114,784
Investments in subsidiaries and affiliated companies	16,668,232	16,720,286
Investments in subsidiaries and affiliated companies, Banking subsidiaries	12,754,653	12,638,315
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	3,913,579	4,081,971
Loans to subsidiaries	7,199,052	5,072,330
Loans to subsidiaries, Banking subsidiaries	6,864,309	4,885,830
Loans to subsidiaries, Non-banking subsidiaries	334,743	186,500
Other assets	223,725	166,514
Total assets	24,294,722	22,073,914
Liabilities and shareholder's equity:
Short-term borrowings from banking subsidiaries	1,425,682	1,600,179
Long-term debt from non-banking subsidiaries and affiliated companies	277,138	264,332
Long-term debt	7,187,469	5,088,478
Other liabilities	204,885	150,743
Total liabilities	9,095,174	7,103,732
Total shareholders' equity	15,199,548	14,970,182
Total liabilities and equity	¥ 24,294,722	¥ 22,073,914